Consolidated Statements of Operations and Comprehensive Loss - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Revenues
Total net sales	$ 137,606	$ 138,086	$ 270,303	$ 274,132
Cost of revenues
Total cost of sales	79,368	78,592	156,704	154,399
Gross profit	58,238	59,494	113,599	119,733
Operating expenses
Research and development, net	19,461	19,921	38,612	38,713
Selling, general and administrative	52,244	56,193	114,986	110,044
Total operating expenses	71,705	76,114	153,598	148,757
Operating loss	(13,467)	(16,620)	(39,999)	(29,024)
Financial income (expenses), net	3,285	3,286	6,017	4,759
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest, Total	(10,182)	(13,334)	(33,982)	(24,265)
Income tax benefit (expenses)	6,683	1,041	6,708	1,496
Share in net profits (losses) of associated companies	0	2,370	0	4,038
Net loss	$ (16,865)	$ (16,745)	$ (40,690)	$ (29,799)
Earnings Per Share, Basic	$ (0.19)	$ (0.20)	$ (0.47)	$ (0.38)
Weighted average shares outstanding - diluted	87,053	83,485	86,723	77,722
Comprehensive Loss
Net loss attributable to non-controlling interests	$ (16,865)	$ (16,745)	$ (40,690)	$ (29,799)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	(328)	5,046	(1,651)	6,772
Unrealized gains (losses) on derivatives designated as cash flow hedges, net	718	(1,924)	3,287	(4,959)
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	390	3,122	1,636	1,813
Comprehensive loss attributable to Stratasys Ltd.	(16,475)	(13,623)	(39,054)	(27,986)
Products
Revenues
Total net sales	92,738	94,791	181,492	188,586
Cost of revenues
Total cost of sales	48,028	48,617	94,582	95,885
Service [Member]
Revenues
Total net sales	44,868	43,295	88,811	85,546
Cost of revenues
Total cost of sales	$ 31,340	$ 29,975	$ 62,122	$ 58,514